FINANCIAL OBLIGATIONS - Borrowings from banks and others - Tabular disclosure (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Borrowings from banks and others, development entities	$ 4,037,301	$ 4,813,133
Total borrowings from banks and others	28,098,159	27,031,593
Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Borrowings	3,619,457	3,605,693
Leases contracts	1,794,416	1,793,568
Overdrafts in bank checking account	305	13
Other financial obligations	9,457	237,129
Total borrowings from banks and others	9,454,603	10,434,425
Colombia, Pesos | Financiera de Desarrollo Territorial "FINDETER"
Disclosure of detailed information about borrowings [line items]
Borrowings from banks and others, development entities	2,518,426	2,194,515
Colombia, Pesos | Fondo para el Financiamiento del Sector Agropecuario - "FINAGRO"
Disclosure of detailed information about borrowings [line items]
Borrowings from banks and others, development entities	984,179	1,482,091
Colombia, Pesos | Banco de Comercio Exterior - "BANCOLDEX"
Disclosure of detailed information about borrowings [line items]
Borrowings from banks and others, development entities	528,363	1,121,416
Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings	14,014,948	12,077,906
Leases contracts	1,071,851	998,180
Andean Development Corporation (Corporacion Andina de Fomento)	532,140
Letters of Credit	1,566,346	1,026,404
Bankers Acceptances	1,451,938	2,479,567
Total borrowings from banks and others	18,643,556	16,597,168
Foreign currency | Banco de Comercio Exterior - "BANCOLDEX"
Disclosure of detailed information about borrowings [line items]
Borrowings from banks and others, development entities	$ 6,333	$ 15,111